Goldman Sachs Dynamic Bond Fund Expense Example - Class P Shares [Member] - Goldman Sachs Dynamic Bond Fund - Class P Shares	Mar. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 69
Expense Example, with Redemption, 3 Years	243
Expense Example, with Redemption, 5 Years	432
Expense Example, with Redemption, 10 Years	$ 979